Equity - Disclosure of number of shares outstanding (Details)	12 Months Ended
Dec. 31, 2023 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	3,144,425,377
Issuance of Special Voting Shares (in shares)	209,622
Repurchase of treasury shares (in shares)	(142,409,329)
Shares issued to serve Long Term Incentive Plans (in shares)	20,942,651
Number of shares outstanding at end of period (in shares)	3,023,168,321
Common Shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	3,144,246,685
Number of shares outstanding at end of period (in shares)	3,023,099,039
Common Shares | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	3,144,246,685
Issuance of Special Voting Shares (in shares)	0
Repurchase of treasury shares (in shares)	(142,090,297)
Shares issued to serve Long Term Incentive Plans (in shares)	20,942,651
Special Voting Shares A | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	178,692
Issuance of Special Voting Shares (in shares)	1,000
Repurchase of treasury shares (in shares)	(110,410)
Shares issued to serve Long Term Incentive Plans (in shares)	0
Number of shares outstanding at end of period (in shares)	69,282
Special Voting Shares B | FCA N.V. - Stellantis N.V.
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	0
Issuance of Special Voting Shares (in shares)	208,622
Repurchase of treasury shares (in shares)	(208,622)
Shares issued to serve Long Term Incentive Plans (in shares)	0
Number of shares outstanding at end of period (in shares)	0